Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs at Measurement Dates (Details) - Level 3	3 Months Ended	5 Months Ended
	Mar. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Stock Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	9.81	10.08
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.100	0.100
Expected Life of the Options to Convert
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Term	5 years 8 months 12 days	5 years 10 months 24 days
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Alternative Investment, Measurement Input	0.0110	0.0048